Other long-term liabilities - Based on Maximum Amounts Funded Payments Under Leases Due to Lessors (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Other Noncurrent Liabilities [Abstract]
2014	$ 60,079
2015	126,383
2016	293,025
2017	23,387
2018	23,731
Thereafter	170,894
Capital Leases, Future Minimum payments Due, Total	697,499
Less amounts representing interest	(85,896)
Capital Lease Obligation	$ 611,603